INVESTMENTS IN AFFILIATES AND OTHER EQUITY SECURITIES (Details)	1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 30, 2019 CNY (¥)	May 31, 2012 CNY (¥)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥) MWh	Dec. 31, 2020 USD ($) MWh	Dec. 31, 2019 CNY (¥) MWh	Dec. 31, 2018 CNY (¥) MWh	Mar. 30, 2017	Feb. 26, 2017
Schedule of Equity Method Investments [Line Items]
Equity in (loss)/income of affiliated companies				¥ (52,705,838)	$ (8,077,523)	¥ (48,854,715)	¥ 2,609,853
Percentage of equity interests acquired		9.00%
Acquisitions of businesses and investments, net of cash acquired		¥ 7,200,000
Net revenue				35,129,458,616	$ 5,383,825,075	29,746,287,759	25,042,613,341
Equity Method Investment, Unrealized Intercompany Profit (Loss) Eliminated, Amount				219,837		5,943,014	2,593,322
Payments for Other Fees				27,485,358		39,565,882	19,741,927
Equity Method Investments				184,873,397		250,698,341
Equity Securities without Readily Determinable Fair Value, Amount				7,200,000		7,200,000
Proceeds from disposal of equity securities			¥ 7,200,000
Jinko Power Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity in (loss)/income of affiliated companies				¥ 50,227,012		¥ 47,852,250	¥ 3,501,228
capital injection to SSHC	¥ 295,000,000
Percentage of Ownership									50.00%
Equity Method Investment, Ownership Percentage									50.00%
Quantity of Solar Modules Sold | MWh				32.2	32.2	64.4	609.4
Net revenue				¥ 51,200,000		¥ 144,300,000	¥ 1,416,000,000.0
Sweihan Pv Power Company [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership									40.00%
Equity Method Investment, Ownership Percentage									40.00%
Jinko-Tiansheng [Member]
Schedule of Equity Method Investments [Line Items]
Equity in (loss)/income of affiliated companies				5,312,252		1,002,465	891,377
Percentage of Ownership								22.00%
Equity Method Investment, Ownership Percentage								22.00%
Equity Method Investment, Unrealized Intercompany Profit (Loss) Eliminated, Amount				2,562,378		1,801,626	696,551
Payments for Other Fees				27,485,358		39,565,882	¥ 19,741,927
Equity Method Investments				9,384,142		¥ 12,122,946
SweihanSolar Holding Company Limited [Member]
Schedule of Equity Method Investments [Line Items]
Cash dividend				¥ 15,597,932